COSTS ASSOCIATED WITH RESTRUCTURING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of reconciliation of the liability attributable to restructuring costs incurred in the mortgage banking segment
The table below presents a reconciliation of the liability attributable to restructuring costs incurred by ACRE Capital as of and for the years ending December 31, 2015 and 2014 ($ in thousands):

Employee Termination Costs
Balance at January 1, 2014	$—
Accruals	799
Payments	(574)
Balance at December 31, 2014 (1)	$225
Accruals	44
Payments	(269)
Balance at December 31, 2015	$—